UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-05083

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE EMERGING MARKETS FUND

(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

Bruce J. Smith
Chief Financial Officer
Worldwide Emerging Markets Fund
335 Madison Avenue - 19th Floor
New York, N.Y. 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 687-5200

Date of fiscal year end:	December 31
Date of reporting period:	March 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

Worldwide Emerging Markets Fund

Schedule of Investments
March 31, 2009 (unaudited)

Number
of Shares		Value
COMMON STOCKS: 90.3%
Brazil: 10.8%
193,000	Anhanguera Educacional Participacoes S.A.	$956,782
284,000	BR Malls Participacoes S.A. *	1,744,585
227,200	Cia Hering	646,414
247,064	Cia Vale do Rio Doce	2,855,388
345,000	Localiza Rent A CAR S.A.	1,234,400
75,000	Petroleo Brasileiro S.A. (ADR)	2,285,250
145,000	Rodobens Negocios Imobiliarios S.A.	625,067
178,735	Ultrapetrol (Bahamas) Ltd. *	482,585
		10,830,471

China/Hong Kong: 21.6%
7,600	Baidu.com (ADR) *	1,342,160
5,840,000	Beijing Development Hong Kong Ltd. * #	625,094
3,010,000	China Dongxiang Group Co., Ltd. #	1,108,041
5,235,000	China Lifestyle Food & Beverages Group Ltd. * #	335,244
32,700,000	China Power New Energy Development Co. Ltd. * #	1,351,204
4,040,000	China Properties Group Ltd. * #	608,870
8,434,000	China Rare Earth Holdings Ltd. #	957,884
1,730,000	Golden Eagle Retail Group Ltd. #	1,137,756
2,650,000	Inspur International Ltd.#	312,252
4,500,000	Ju Teng International Holdings Ltd. * #	1,355,054
3,414,000	Peace Mark Holdings Ltd. #	0
1,020,000	Ports Design Ltd. #	1,179,724
13,967,000	PYI Corp. Ltd. #	622,577
2,161,167	PYI Corp. Ltd. Warrants *
	(HKD 10.00, expiring 9/25/09)	2,788
6,697,000	Qin Jia Yuan Media Services Co Ltd. #	1,054,072
25,000,000	REXCAPITAL Financial Holdings Ltd. #	790,272
920,000	Shimao Property Holdings Ltd. #	804,254
3,645,000	Soho China Ltd. #	1,464,227
900,000	Stella International Holdings Ltd. #	950,631
2,525,000	Techtronic Industries Co. Ltd. #	1,171,686
350,000	Tencent Holding Ltd. #	2,589,860
6,924,200	Tian An China Investment Co Ltd. #	1,848,961
338,200	Tian An China Investments Co. Ltd. Warrants *
	(HKD 10.00, expiring 01/02/10)	436
		21,613,047

Czech Republic: 0.2%
20,000	Central European Media Enterprise Ltd. (USD) *	229,200

India: 5.6%
150,000	Bank of India Ltd. #	651,037
23,500	Educomp Solutions Ltd. #	969,459
407,400	Hirco PLC (GBP) * #	428,501
698,104	ICSA India Ltd. #	1,211,062
250,000	IVRCL Infrastuctures Projects Ltd. #	600,645
98,350	Reliance Capital Ltd. #	687,108
650,000	Rolta India Ltd. #	737,821
90,000	Shriram Transport Finance Co. Ltd. #	328,296
		5,613,929

Indonesia: 1.6%
418,000	Astra International Tbk PT #	517,419
8,000,000	Mitra Adiperkasa Tbk PT #	180,391
4,650,000	Perusahaan Gas Negara Tbk PT #	868,000
		1,565,810
Israel: 2.3%
207,000	Israel Chemicals Ltd. #	1,679,246
182,500	Queenco Leisure International Ltd. (GDR) R	581,928
		2,261,174

Kazakhstan: 4.7%
108,350	Eurasian Natural Resources Corp (GBP) #	701,131
292,000	Halyk Savings Bank Kazakhstan (GDR) Reg S #	589,680
60,000	Kazakhstan Kagazy PLC (GDR) *	3,000
510,300	Kazakhstan Kagazy PLC (GDR) * R	25,515
230,000	KazMunaiGas Exploration (GDR) Reg S #	3,422,501
		4,741,827
Malaysia: 3.1%
1,970,000	CB Industrial Product Holding BHD #	1,124,667
18,548,000	KNM Group BHD #	1,960,574
		3,085,241

Mexico: 1.7%
15,000	America Movil, S.A. de C.V. (ADR)	406,200
630,000	Corporacion GEO, S.A. de C.V. (Series B) *	636,004
52,000	Grupo Televisa S.A. (ADR)	709,280
		1,751,484
Panama: 0.7%
23,000	Copa Holdings S.A. (Class A)	659,410

Peru: 1.0%
21,500	Credicorp Ltd. (ADR)	1,007,060

Philippines: 1.1%
91,000,000	Megaworld Corp. #	1,054,774

Poland: 1.3%
54,000	AmRest Holdings N.V. * #	617,834
550,000	International Personal Finance PLC #	708,942
		1,326,776
Russia: 4.9%
65,000	Gazprom OAO (ADR) #	963,162
55,000	LUKOIL (ADR)	2,073,500
15,000	Magnit OAO *	346,389
1,200,000	Sberbank RF	737,901
330,000	Sistema Hals (GDR) Reg S *	165,000
54,000	Uralkali (GDR)	647,190
		4,933,142

Singapore: 3.2%
4,190,000	CSE Global Ltd. #	937,426
1,100,000	Wilmar International Ltd. #	2,301,666
		3,239,092

South Africa: 5.9%
138,091	Bidvest Group Ltd. #	1,281,836
135,000	Naspers Ltd. #	2,284,278
240,000	Spar Group Ltd. #	1,313,367
126,115	Standard Bank Group Ltd. #	1,058,344
		5,937,825

South Korea: 10.0%
32,000	Chungdahm Learning Inc. #	687,280
15,000	CJ O Shopping Co., Ltd. #	606,213
128,000	Finetec Corp. #	510,036
33,000	Hyundai Mobis #	1,916,416
74,000	Hyunjin Materials Co. Ltd. #	1,769,719
1,900	POSCO #	506,311
29,252	Taewoong Co. Ltd. #	1,806,381
51,825	TK Corp. * #	1,114,529
85,000	Woongjin Thinkbig Co. Ltd. #	1,125,959
		10,042,844

Taiwan: 7.8%
628,375	Awea Mechantronic Co. Ltd. #	449,389
2,155,000	China Ecotek Corp. #	2,106,999
1,293,066	Chroma ATE Inc. #	947,848
866,250	Fortune Electric Co. Ltd. #	834,815
715,000	Gloria Material Technology Corp. #	285,026
50,000	High Tech Computer Corp. #	615,649
1,337,000	Lumax International Corp. Ltd. #	1,555,656
1,198,456	MPI Corp. #	1,005,960
		7,801,342

Turkey: 2.8%
43,000	BIM Birlesik Magazalar A.S. #	912,105
350,000	Sinpas Gayrimenkul Yatirim Ortakligi A.S. #	384,081
147,800	Tekfen Holding A.S. #	254,334
900,000	Turkiye Garanti Bankasi A.S. #	1,273,825
		2,824,345
Total Common Stocks
(Cost: $155,701,011)		90,518,793

PREFERRED STOCKS: 0.9%
(Cost: $154,482)
Brazil: 0.9%
77,000	Cia Vale do Rio Doce (ADR) *	868,560

MONEY MARKET FUND: 7.8%
(Cost: $7,820,587)
	AIM Treasury Portfolio -
7,820,587	Institutional Class	7,820,587

Total Investments: 99.0%
(Cost: $163,676,080)		99,207,940
Other assets less liabilities: 1.0%		1,044,466
NET ASSETS: 100.0%		$100,252,406

ADR American Depositary Receipt
BHD Malaysian Public Limited Co.
GBP British Pound
GDR Global Depositary Receipt
HKD Hong Kong Dollar
USD United States Dollar

* Non-income producing
#
Indicates a fair valued security which has not been valued using an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $70,115,361, which represents 69.9% of net assets.

R
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended,  or otherwise restricted. These securities may be resold in transactions exempt from registration,  unless otherwise noted, and the market value amounted to $607,443, or 0.6% of net assets.

Reg S
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

The aggregate cost of investments owned for Federal income tax purposes is $169,033,822 and unrealized (depreciation) on such investments is:

Gross Unrealized Appreciation		$11,384,946
Gross Unrealized Depreciation		(81,210,828)
Net Unrealized Depreciation		($69,825,882)

Restricted securities held by the Fund are as follows:
	Acquisition	Number	Acquisition		% of
Security	Date	of Shares	Cost	Value	Net Assets
Kazakhstan Kagazy PLC (GDR)	7/20/2007	510,300	$2,551,500	$25,515	0.0%
Queenco Leisure International Ltd.	7/3/2007	182,500	2,448,979	581,928	0.6
			$5,000,479	$607,443	0.6%

	% of
Summary of Investments by Industry	Investments	Value
Basic Materials	8.6%	$8,529,251
Communications	9.8	9,741,009
Consumer Cyclical	12.8	12,748,026
Consumer Non-cyclical	7.8	7,740,844
Diversified	2.2	2,161,264
Energy	8.8	8,744,413
Financial	17.1	16,961,221
Industrial	17.2	17,060,894
Technology	6.9	6,832,431
Utilities	0.9	868,000
Total Foreign Common and Preferred Stocks	92.1%	91,387,353
Money Market Fund	7.9	7,820,587
	100.0%	$99,207,940

See Note to Schedule of Investments

Worldwide Emerging Markets Fund
Note to Schedule of Investments
March 31, 2009 (unaudited)

Security Valuation—Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Securities for which market values are not readily available, or whose values have been affected by events occurring before the Fund's pricing time (4:00 p.m. Eastern Time) but after the close of the securities primary market, are valued using methods approved by the Board of Trustees. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Fund may realize upon sale of an investment may differ materially from the value presented on the Schedule of Investments. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Futures are valued using the closing price reported at the close of the respective exchange. Forward foreign currency contracts are valued at the spot currency rate plus an amount (points), which reflects the differences in interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities.

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”) – In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Fund has adopted FAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Fund’s net assets as of quarter end were as follows:

Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Market Value of Investments
$29,092,579	$70,115,361	$-	$99,207,940

ITEM 2. Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Worldwide Emerging Markets Fund.

By /s/ Bruce J. Smith, Chief Financial Officer, Worldwide Emerging Markets Fund

Date: May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Derek S. van Eck, Chief Executive Officer, Worldwide Emerging Markets Fund

Date: May 29, 2009

By /s/ Bruce J. Smith, Chief Financial Officer, Worldwide Emerging Markets Fund

Date: May 29, 2009